UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH Global Core Select
BBH International Equity Fund
BBH Limited Duration Fund (Formerly BBH Broad Market Fund)

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2013 (unaudited)

Shares		Value

	COMMON STOCKS (87.9%)

	BASIC MATERIALS (3.7%)

1,858,432	Celanese Corp. (Class A)	$ 89,316,242
1,058,799	Praxair, Inc.	127,235,876
	Total Basic Materials	216,552,118

	COMMUNICATIONS (13.5%)

6,255,886	Comcast Corp. (Class A)	282,015,341
1,352,181	eBay, Inc.1	69,894,236
292,887	Google, Inc. (Class A)1	259,966,501
6,803,841	Liberty Media Corp. (Class A)1	166,421,951
	Total Communications	778,298,029

	CONSUMER CYCLICAL (8.4%)

2,190,443	Bed, Bath & Beyond, Inc.1	167,503,176
2,972,632	Target Corp.	211,800,030
1,338,323	Wal-Mart Stores, Inc.	104,308,895
	Total Consumer Cyclical	483,612,101

	CONSUMER NON-CYCLICAL (21.6%)

996,399	Automatic Data Processing, Inc.	71,830,404
2,557,571	Baxter International, Inc.	186,804,986
2,089,255	DENTSPLY International, Inc.	89,587,254
1,196,040	Diageo, Plc. ADR	149,899,693
824,649	Henry Schein, Inc.1	85,623,306
1,377,307	Johnson & Johnson	128,778,204
3,372,495	Nestle SA ADR	229,245,348
3,350,974	Novartis AG ADR	239,963,248
835,211	PepsiCo, Inc.	69,773,527
	Total Consumer Non-Cyclical	1,251,505,970

	ENERGY (10.0%)

1,134,020	EOG Resources, Inc.	164,988,570
1,590,293	Occidental Petroleum Corp.	141,615,591
1,698,294	Schlumberger, Ltd.	138,122,251
3,492,873	Southwestern Energy Co.1	135,488,544
	Total Energy	580,214,956

	FINANCIALS (21.2%)

1,953	Berkshire Hathaway, Inc. (Class A)1	339,626,700
2,359,963	Chubb Corp.	204,136,799
6,647,288	Progressive Corp.	172,895,961
7,201,491	US Bancorp	268,759,644
5,567,749	Wells Fargo & Co.	242,197,082
	Total Financials	1,227,616,186

	INDUSTRIALS (3.2%)

4,454,203	Waste Management, Inc.	187,210,152
	Total Industrials	187,210,152

	TECHNOLOGY (6.3%)

5,559,919	Microsoft Corp.			$ 176,972,222
2,884,840	QUALCOMM, Inc.			186,216,422
	Total Technology			363,188,644

	Total Common Stocks (Identified cost $4,025,006,576)			5,088,198,156

Principal Amount		Maturity Date	Interest Rate%	Value

	REPURCHASE AGREEMENTS (5.2%)

$ 200,000,000	BNP Paribas SA (Agreement dated 07/31/13 collateralized by U.S. Treasury Bond 0.375%-3.125%, due 09/30/13-03/15/16, par value $203,576,000)	08/01/13	0.040	200,000,000
101,000,000	Deutsche Bank AG (Agreement dated 07/31/13 collateralized by U.S. Treasury Bond 1.000%, due 03/31/17, par value $102,511,000)	08/01/13	0.070	101,000,000
	Total Repurchase Agreements (Identified cost $301,000,000)			301,000,000

	U.S. TREASURY BILLS (6.9%)

250,000,000	U.S. Treasury Bills2,3	10/03/13	0.035	249,987,000
150,000,000	U.S. Treasury Bills2,3	01/02/14	0.050	149,963,100
	Total U.S. Treasury Bills (Identified cost $399,952,604)			399,950,100

TOTAL INVESTMENTS (Identified cost $4,725,959,180)4			100.0%	$ 5,789,148,256
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0%	631,600
NET ASSETS			100.0%	$ 5,789,779,856

_____________

1	Non-income producing security.
2	Coupon represents a weighted average yield.
3	Coupon represents a yield to maturity.
4
The aggregate cost for federal income tax purposes is $4,725,959,180 the aggregate gross unrealized appreciation is $1,063,193,893 and the aggregate gross unrealized depreciation is $4,817, resulting in net unrealized appreciation(depreciation) of $1,063,189,076.

Abbreviations:

ADR – American Depositary Receipt

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2013 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Core Select (the “Fund”) The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2013 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2013
Basic Materials	$ 216,552,118	$ –	$ –	$ 216,552,118
Communications	778,298,029	–	–	778,298,029
Consumer Cyclical	483,612,101	–	–	483,612,101
Consumer Non-Cyclical	1,251,505,970	–	–	1,251,505,970
Energy	580,214,956	–	–	580,214,956
Financials	1,227,616,186	–	–	1,227,616,186
Industrials	187,210,152	–	–	187,210,152
Technology	363,188,644	–	–	363,188,644
Repurchase Agreements	–	301,000,000	–	301,000,000
U.S. Treasury Bills	–	399,950,100	–	399,950,100
Investments, at value	$ 5,088,198,156	$ 700,950,100	$ –	$ 5,789,148,256

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2013, based on the valuation input levels on October 31, 2012.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2013 (unaudited)

Shares		Value

	COMMON STOCKS (72.8%)

	CANADA (3.7%)

	ENERGY

29,100	ARC Resources Ltd.	$ 732,556

	FINANCIALS

12,875	Intact Financial Corp.	755,969

	Total Canada	1,488,525

	FRANCE (5.4%)

	COMMUNICATIONS

37,200	JCDecaux S.A.	1,192,291

	CONSUMER NON-CYCLICAL

9,125	Sanofi	976,667

	Total France	2,168,958

	GERMANY (4.1%)

	BASIC MATERIALS

4,900	Brenntag AG	804,946

	ENERGY

13,000	Fuchs Petrolub AG	853,065

	Total Germany	1,658,011

	NORWAY (2.3%)

	ENERGY

29,100	TGS Nopec Geophysical Co. ASA	932,377

	Total Norway	932,377

	SWEDEN (1.7%)

	FINANCIALS

15,200	Svenska Handelsbanken AB (Class A)	687,136

	Total Sweden	687,136

	SWITZERLAND (9.2%)

	CONSUMER NON-CYCLICAL

23,425	Nestle SA	1,580,998
20,975	Novartis AG	1,502,677
4,075	Straumann Holding AG	612,355

	Total Switzerland	3,696,030

	UNITED KINGDOM (8.2%)

	COMMUNICATIONS

44,700	Pearson, Plc.	917,799

	CONSUMER NON-CYCLICAL

25,500	Diageo, Plc.	797,691
7,100	Reckitt Benckiser Group, Plc.	503,953

	UNITED KINGDOM (continued)

	CONSUMER NON-CYCLICAL (continued)

193,550	Tesco, Plc.		$ 1,077,269
			2,378,913
	Total United Kingdom		3,296,712

	UNITED STATES (38.2%)

	BASIC MATERIALS

14,850	Celanese Corp. (Class A)		713,691
9,000	Praxair, Inc.		1,081,530
			1,795,221
	COMMUNICATIONS

1,870	Google, Inc. (Class A)1		1,659,812
24,675	Nielsen Holdings NV		824,638
			2,484,450
	CONSUMER CYCLICAL

14,550	Bed, Bath & Beyond, Inc.1		1,112,638
16,600	Target Corp.		1,182,750
9,850	Wal-Mart Stores, Inc.		767,709
			3,063,097
	CONSUMER NON-CYCLICAL

11,300	Baxter International, Inc.		825,352
5,475	PepsiCo, Inc.		457,382
			1,282,734
	ENERGY

12,725	Occidental Petroleum Corp.		1,133,161
10,550	Schlumberger, Ltd.		858,032
			1,991,193
	FINANCIALS

36,700	Wells Fargo & Co.		1,596,450

	TECHNOLOGY

42,425	Microsoft Corp.		1,350,388
20,025	QUALCOMM, Inc.		1,292,614
8,700	Solera Holdings, Inc.		495,117
			3,138,119
	Total United States		15,351,264

	Total Common Stocks (Identified cost $26,765,167)		29,279,013

TOTAL INVESTMENTS (Identified cost $26,765,167)2		72.8%	$ 29,279,013
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		27.2%	10,953,682
NET ASSETS		100.0%	$ 40,232,695

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $26,765,167 the aggregate gross unrealized appreciation is $2,695,558 and the aggregate gross unrealized depreciation is $181,712, resulting in net unrealized appreciation(depreciation) of $2,513,846.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2013 (unaudited)

FAIR VALUE MEASUREMENTS
BBH Global Core Select (the “Fund”) The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2013 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2013
Basic Materials	$ 1,795,221	$ 804,946	$ –	$ 2,600,167
Communications	2,484,450	2,110,090	–	4,594,540
Consumer Cyclical	3,063,097	–	–	3,063,097
Consumer Non-Cyclical	1,282,734	7,051,610	–	8,334,344
Energy	2,723,749	1,785,442	–	4,509,191
Financials	2,352,419	687,136	–	3,039,555
Technology	3,138,119	–	–	3,138,119
Investments, at value	$ 16,839,789	$ 12,439,224	$ –	$ 29,279,013

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2013, based on the valuation input levels on March 28, 2013.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2013 (unaudited)

Shares		Value

	COMMON STOCKS (98.0%)

	AUSTRALIA (6.5%)

	CONSUMER NON-CYCLICAL

620,000	Coca-Cola Amatil, Ltd.	$ 7,137,377
60,300	Cochlear, Ltd.	3,300,133
117,400	CSL, Ltd.	6,947,117
254,600	Woolworths, Ltd.	7,595,261
		24,979,888
	ENERGY

223,000	Woodside Petroleum, Ltd.	7,501,204

	FINANCIALS

1,105,489	AMP, Ltd.	4,471,007
351,456	QBE Insurance Group, Ltd.	5,162,238
		9,633,245
	INDUSTRIALS

416,882	Amcor, Ltd.	3,952,765

	Total Australia	46,067,102

	BELGIUM (1.2%)

	CONSUMER NON-CYCLICAL

147,000	Colruyt SA	8,377,248

	UNITS

5,618	Ageas1	0

	Total Belgium	8,377,248

	BRAZIL (0.6%)

	ENERGY

300,100	Petroleo Brasileiro SA ADR	4,303,434

	Total Brazil	4,303,434

	CHINA (1.5%)

	ENERGY

1,120,000	China Shenhua Energy Co., Ltd. (H Shares)	3,234,971
4,133,000	CNOOC, Ltd.	7,440,619

	Total China	10,675,590

	DENMARK (1.1%)

	CONSUMER NON-CYCLICAL

47,000	Novo Nordisk AS (B Shares)	7,938,167

	Total Denmark	7,938,167

	FINLAND (0.7%)

	INDUSTRIALS

66,200	Kone OYJ (B Shares)	4,906,442

	Total Finland	4,906,442

	FRANCE (11.4%)

	BASIC MATERIALS

58,200	Air Liquide SA	$ 7,703,606

	COMMUNICATIONS

715,047	Orange SA	7,005,195

	CONSUMER NON-CYCLICAL

143,621	Carrefour SA	4,387,252
98,000	Danone SA	7,735,422
67,000	Essilor International SA	7,487,976
43,500	L'Oreal SA	7,269,502
88,352	Sanofi	9,456,494
		36,336,646
	ENERGY

173,329	Total SA	9,204,556

	FINANCIALS

65,130	Societe Generale SA	2,599,858

	INDUSTRIALS

180,848	Cie de St-Gobain	8,352,728
63,919	Vallourec SA	3,787,040
109,523	Vinci SA	5,890,866
		18,030,634
	Total France	80,880,495

	GERMANY (5.6%)

	COMMUNICATIONS

784,808	Deutsche Telekom AG	9,533,580

	CONSUMER CYCLICAL

79,000	Adidas AG	8,791,777
65,265	Daimler AG	4,527,408
		13,319,185
	DIVERSIFIED

89,178	GEA Group AG	3,674,483

	TECHNOLOGY

135,651	SAP AG	9,979,802
		9,979,802
	UTILITIES

118,200	RWE AG	3,552,533

	Total Germany	40,059,583

	HONG KONG (5.2%)

	COMMUNICATIONS

1,251,500	China Mobile, Ltd.	13,278,083
		13,278,083
	DIVERSIFIED

62,800	Jardine Matheson Holdings, Ltd.	3,433,164

	HONG KONG (continued)

	FINANCIALS

842,400	AIA Group Ltd.	$ 3,988,983
1,175,000	Hang Lung Properties, Ltd.	3,807,065
		7,796,048
	UTILITIES

622,000	CLP Holdings, Ltd.	5,149,486
2,768,792	Hong Kong & China Gas Co., Ltd.	7,087,887
		12,237,373
	Total Hong Kong	36,744,668

	ISRAEL (1.4%)

	CONSUMER NON-CYCLICAL

243,200	Teva Pharmaceutical Industries, Ltd. ADR	9,655,040

	Total Israel	9,655,040

	ITALY (1.2%)

	ENERGY

381,795	ENI SpA	8,399,987

	Total Italy	8,399,987

	JAPAN (20.8%)

	BASIC MATERIALS

122,300	Shin-Etsu Chemical Co., Ltd.	7,590,343

	CONSUMER CYCLICAL

191,600	Denso Corp.	8,664,409
177,100	Honda Motor Co., Ltd.	6,517,429
171,700	Seven & I Holdings Co., Ltd.	6,437,381
49,300	Shimamura Co., Ltd.	5,626,598
76,700	Toyota Motor Corp.	4,652,195
		31,898,012
	CONSUMER NON-CYCLICAL

114,600	Astellas Pharma, Inc.	6,103,407
329,700	Chugai Pharmaceutical Co., Ltd.	6,509,142
234,800	Kao Corp.	7,485,717
190,400	Takeda Pharmaceutical Co., Ltd.	8,460,404
		28,558,670
	ENERGY

1,470	Inpex Corp.	6,402,036

	FINANCIALS

191,620	Aeon Mall Co., Ltd.	4,744,118
84,200	Daito Trust Construction Co., Ltd.	7,656,702
109,000	Mitsubishi Estate Co., Ltd.	2,751,722
380,400	Tokio Marine Holdings, Inc.	12,092,117
		27,244,659

	JAPAN (continued)

	INDUSTRIALS

174,600	Daikin Industries, Ltd.	$ 7,220,765
48,100	FANUC Corp.	7,250,776
180,200	Hoya Corp.	3,867,123
26,625	Keyence Corp.	8,643,279
320,300	Komatsu, Ltd.	7,103,169
		34,085,112
	TECHNOLOGY

288,700	Canon, Inc.	8,884,576
69,400	Tokyo Electron, Ltd.	3,142,658
		12,027,234
	Total Japan	147,806,066

	NETHERLANDS (3.1%)

	COMMUNICATIONS

313,581	Reed Elsevier NV	5,990,239

	CONSUMER NON-CYCLICAL

573,591	Koninklijke Ahold NV	9,427,149

	ENERGY

195,667	Royal Dutch Shell, Plc. (A Shares)	6,669,925

	Total Netherlands	22,087,313

	SINGAPORE (3.0%)

	COMMUNICATIONS

1,646,000	Singapore Telecommunications, Ltd.	5,070,178

	FINANCIALS

599,603	DBS Group Holdings, Ltd.	7,847,449
306,720	United Overseas Bank, Ltd.	5,157,118
		13,004,567
	INDUSTRIALS

854,000	SembCorp Industries, Ltd.	3,416,105

	Total Singapore	21,490,850

	SPAIN (4.2%)

	COMMUNICATIONS

600,116	Telefonica SA1	8,541,253

	CONSUMER CYCLICAL

56,300	Inditex SA	7,537,266

	FINANCIALS

490,889	Banco Santander SA	3,570,000

	UTILITIES

1,922,580	Iberdrola SA	10,601,155

	Total Spain	30,249,674

	SWEDEN (1.1%)

	CONSUMER CYCLICAL

221,000	Hennes & Mauritz AB (B Shares)	$ 8,200,200

	Total Sweden	8,200,200

	SWITZERLAND (9.3%)

	BASIC MATERIALS

18,600	Syngenta AG	7,350,848

	CONSUMER CYCLICAL

5,386	Swatch Group AG	3,208,164

	CONSUMER NON-CYCLICAL

105,600	Nestle SA	7,127,144
242,553	Novartis AG	17,376,826
31,000	Roche Holding AG	7,602,738
3,350	SGS SA	7,552,045
		39,658,753
	FINANCIALS

28,924	Zurich Insurance Group AG1	7,751,622

	INDUSTRIALS

358,348	ABB, Ltd.1	7,871,223

	Total Switzerland	65,840,610

	TAIWAN (1.4%)

	TECHNOLOGY

866,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,923,847
429,400	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,291,212

	Total Taiwan	10,215,059

	UNITED KINGDOM (18.7%)

	COMMUNICATIONS

2,341,156	Vodafone Group, Plc.	7,005,161

	CONSUMER CYCLICAL

1,113,853	Compass Group, Plc.	15,230,716
		15,230,716
	CONSUMER NON-CYCLICAL

1,090,910	G4S, Plc.	3,724,553
350,935	GlaxoSmithKline, Plc.	8,944,921
105,200	Reckitt Benckiser Group, Plc.	7,467,022
640,000	Smith & Nephew, Plc.	7,610,584
3,276,531	Tesco, Plc.	18,236,665
216,581	Unilever, Plc.	8,762,990
		54,746,735
	ENERGY

269,726	AMEC, Plc.	4,401,122
764,544	BG Group, Plc.	13,811,859

	UNITED KINGDOM (continued)

	ENERGY (continued)

975,757	BP, Plc.		$ 6,729,339
			24,942,320
	FINANCIALS

708,000	HSBC Holdings, Plc.		8,016,383
304,000	Standard Chartered, Plc.		7,017,087
			15,033,470
	UTILITIES

1,277,000	Centrica, Plc.		7,593,517
717,677	National Grid, Plc.		8,587,289
			16,180,806
	Total United Kingdom		133,139,208

	TOTAL COMMON STOCKS (Identified cost $552,027,127)		697,036,736

TOTAL INVESTMENTS (Identified cost $552,027,127)2		98.0%	$ 697,036,736
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.0%	14,385,085
NET ASSETS		100.0%	$ 711,421,821

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $552,027,127 the aggregate gross unrealized appreciation is $180,689,039 and the aggregate gross unrealized depreciation is $35,679,430, resulting in net unrealized appreciation(depreciation) of $145,009,609.

Abbreviations:

ADR – American Depositary Receipt.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2013 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH International Equity Fund (the “Fund”) The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidityand/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2013 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2013
Australia	$ –	$ 46,067,102	$ –	$ 46,067,102
Belgium	–	8,377,248	–	8,377,248
Brazil	4,303,434	–	–	4,303,434
China	–	10,675,590	–	10,675,590
Denmark	–	7,938,167	–	7,938,167
Finland	–	4,906,442	–	4,906,442
France	–	80,880,495	–	80,880,495
Germany	–	40,059,583	–	40,059,583
Hong Kong	–	36,744,668	–	36,744,668
Israel	9,655,040	–	–	9,655,040
Italy	–	8,399,987	–	8,399,987
Japan	–	147,806,066	–	147,806,066
Netherlands	–	22,087,313	–	22,087,313
Singapore	–	21,490,850	–	21,490,850
Spain	–	30,249,674	–	30,249,674
Sweden	–	8,200,200	–	8,200,200
Switzerland	–	65,840,610	–	65,840,610
Taiwan	7,291,212	2,923,847	–	10,215,059
United Kingdom	–	133,139,208	–	133,139,208
Investments, at value	$ 21,249,686	$ 675,787,050	$ –	$ 697,036,736

Other Financial Instruments, at fair value
Forward Foreign Currency Exchange Contracts	$ –	320,058	$ –	320,058
Other Investments, at fair value	$ –	320,058	$ –	320,058

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2013, based on the valuation input levels on October 31, 2012.

B. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS.
As of July 31, 2013, the Fund held the following open forward foreign currency exchange contracts.

Forward Foreign Currency Exchange Contracts:

Foreign Currency	Local Currency	Base Currency USD	Market Counterparty	Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Buy:
Australian Dollar	AUD 125,153	112,060	Barclays Bank Plc.	$995	August 6, 2013	($995)
Japanese Yen	JPY 66,399,117	675,072	State Street Bank & Trust Co.	4,561	August 5, 2013	(4,561)
Singapore Dollar	SGD 203,143	159,391	State Street Bank & Trust Co.	250	August 5, 2013	(250)
Swiss Franc	CHF 227,960	245,719	Chase Manhattan Bank	233	August 5, 2013	233
						(5,573)

Contracts to Sell:
Australian Dollar	AUD 11,060,000	9,844,316	Northern Trust Corp.	$325,631	October 31, 2013	$325,631
Net Unrealized Gain on Open Forward Foreign Currency Exchange Contracts						$320,058

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
July 31, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate%	Value

	ASSET BACKED SECURITIES (35.6%)

$ 35,000,000	Ally Master Owner Trust 2010-21	04/15/17	4.250	$ 36,712,130
12,690,000	Ally Master Owner Trust 2012-5	09/15/19	1.540	12,487,163
2,750,000	American Express Credit Account Master Trust 2008-42	11/15/16	1.591	2,772,993
2,750,000	American Express Credit Account Master Trust 2008-92	04/15/16	1.791	2,755,024
579,476	AmeriCredit Automobile Receivables Trust 2010-3	04/08/15	1.140	579,534
6,323,113	AmeriCredit Automobile Receivables Trust 2011-3	01/08/16	1.170	6,332,395
6,491,666	AmeriCredit Automobile Receivables Trust 2011-4	05/09/16	1.170	6,507,720
7,347,000	AmeriCredit Automobile Receivables Trust 2012-2	10/10/17	2.640	7,469,026
12,290,000	AmeriCredit Automobile Receivables Trust 2012-3	05/08/18	2.420	12,461,335
11,300,000	AmeriCredit Automobile Receivables Trust 2013-3	06/10/19	2.380	11,212,583
5,651,388	ARI Fleet Lease Trust 2012-A1,2	03/15/20	0.734	5,657,536
16,446,608	Ascentium Equipment Receivables LLC 2012-1A1	09/15/19	1.830	16,422,760
3,000,000	Avis Budget Rental Car Funding AESOP LLC 2010-3A1	05/20/16	4.640	3,165,690
25,300,000	Avis Budget Rental Car Funding AESOP LLC 2010-5A1	03/20/17	3.150	26,386,686
3,924,025	Axis Equipment Finance Receivables LLC 2012-1A1	03/20/15	1.250	3,925,987
8,478,981	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	8,489,104
15,175,000	Cabela's Master Credit Card Trust 2010-2A1,2	09/17/18	0.884	15,303,168
16,610,000	Cabela's Master Credit Card Trust 2012-1A1,2	02/18/20	0.714	16,694,063
4,300,000	Capital Auto Receivables Asset Trust 2013-1	10/22/18	1.740	4,233,569
8,030,000	Capital Auto Receivables Asset Trust 2013-2	10/22/18	1.960	8,046,052
2,820,000	Capital Auto Receivables Asset Trust 2013-2	04/22/19	2.660	2,826,669
14,242,599	CarMax Auto Owner Trust 2011-2	12/15/15	0.910	14,269,689
205,836	CarNow Auto Receivables Trust 2012-1A1	01/15/15	2.090	205,918
16,010,000	CCG Receivables Truste 2013-11	08/14/20	1.050	16,001,162
6,800,000	Chase Issuance Trust 2008-A102	08/17/15	0.941	6,801,557
19,430,000	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.445	19,611,943
21,342,298	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.945	21,407,328
16,440,000	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.645	16,404,342
8,140,000	Credit Acceptance Auto Loan Trust 2012-1A1	09/16/19	2.200	8,225,771
3,000,000	Credit Acceptance Auto Loan Trust 2012-1A1	03/16/20	3.120	3,010,035
8,860,000	Credit Acceptance Auto Loan Trust 2012-2A1	03/16/20	1.520	8,883,275
11,950,000	Credit Acceptance Auto Loan Trust 2013-1A1	10/15/20	1.210	11,929,996
22,442,650	Direct Capital Funding IV LLC 2013-11	12/20/17	1.673	22,438,161
13,800,000	DSC Floorplan Master Owner Trust 2011-11	03/15/16	3.910	13,944,886
5,149,975	Enterprise Fleet Financing LLC 2011-21	10/20/16	1.430	5,155,300
7,161,319	Enterprise Fleet Financing LLC 2011-31	05/20/17	1.620	7,196,424
8,225,267	Enterprise Fleet Financing LLC 2012-11	11/20/17	1.140	8,248,923
8,081,628	Enterprise Fleet Financing LLC 2012-21	04/20/18	0.720	8,082,226
7,721,437	Exeter Automobile Receivables Trust 2012-1A1	08/15/16	2.020	7,755,033
8,472,774	Exeter Automobile Receivables Trust 2012-2A1	06/15/17	1.300	8,482,738
18,218,991	Exeter Automobile Receivables Trust 2013-1A1	10/16/17	1.290	18,131,376
32,008,238	FNA Trust 2013-1A1	01/10/18	1.980	31,793,174
4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	4,544,466
4,000,000	Ford Credit Auto Owner Trust 2013-C	01/15/20	2.500	3,993,856
30,250,000	Ford Credit Floorplan Master Owner Trust 2010-31	02/15/17	4.200	31,815,558
18,065,595	FRS LLC 2013-1A1	04/15/43	1.800	17,968,312

$ 17,450,000	GE Dealer Floorplan Master Note Trust 2012-22	04/22/19	0.942	$ 17,633,696
24,084,000	Global SC Finance II SRL 2012-1A1	07/19/27	4.110	24,484,950
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	9,968,134
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	34,388,694
8,350,000	HLSS Servicer Advance Receivables Backed Notes 2012-T21	10/15/45	1.990	8,384,235
10,350,000	HLSS Servicer Advance Receivables Backed Notes 2013-T11	01/16/46	1.495	10,270,305
17,090,000	HLSS Servicer Advance Receivables Backed Notes 2013-T31	05/15/46	1.793	16,743,073
14,800,000	Honda Auto Receivables Owner Trust 2012-1	01/15/16	0.770	14,831,835
15,620,000	Huntington Auto Trust 2011-1A1	11/15/16	1.310	15,708,847
17,750,000	Hyundai Auto Receivables Trust 2013-B	02/15/19	1.710	17,629,726
12,270,000	Leaf II Receivables Funding LLC 2012-11	10/15/16	1.250	12,219,693
8,220,643	MMAF Equipment Finance LLC 2009-AA1	01/15/30	3.510	8,419,590
14,790,000	MMAF Equipment Finance LLC 2012-AA1	10/10/18	1.350	14,790,799
3,590,000	Motor, Plc. 12A1	02/25/20	1.286	3,595,333
30,264,922	Nations Equipment Finance Funding I LLC 2013-1A1	11/20/16	1.697	30,264,922
3,140,000	Nationstar Agency Advance Funding Trust 2013-T2A1	02/18/48	1.892	3,037,856
35,000,000	Nationstar Mortgage Advance Receivable Trust 2013-T3A1	06/20/48	2.438	34,444,865
25,440,000	New Mexico State Educational Assistance Foundation2	01/02/25	0.967	25,070,357
17,640,000	New York City Tax Lien 2013-A1	11/10/26	1.190	17,639,365
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A1	11/15/19	2.280	17,775,231
1,455,957	Santander Drive Auto Receivables Trust 2010-1	11/17/14	1.840	1,461,125
11,750,000	Santander Drive Auto Receivables Trust 2010-1	05/15/17	2.430	11,884,726
2,401,462	Santander Drive Auto Receivables Trust 2011-2	02/16/15	1.290	2,402,727
7,782,144	Santander Drive Auto Receivables Trust 2011-3	04/15/15	1.230	7,789,809
8,650,000	Santander Drive Auto Receivables Trust 2012-3	12/15/16	1.940	8,730,687
12,340,000	Santander Drive Auto Receivables Trust 2013-2	03/15/19	1.950	11,965,506
5,990,000	Santander Drive Auto Receivables Trust 2013-4	01/15/20	3.250	6,024,712
14,640,000	SMART Trust 2011-1USA1	11/14/16	2.520	14,869,526
1,735,713	SMART Trust 2011-2USA1	03/14/15	1.540	1,741,537
8,880,000	SMART Trust 2011-4USA1,2	08/14/17	1.535	8,924,569
13,690,000	SMART Trust 2012-1USA1	12/14/17	2.010	13,895,350
6,020,000	SMART Trust 2012-2USA1	10/14/16	1.590	6,110,300
3,050,000	SMART Trust 2012-4US	03/14/17	0.970	3,040,850
18,190,000	SMART Trust 2013-2US	01/14/17	0.830	18,066,308
3,630,000	SMART Trust 2013-2US	02/14/19	1.180	3,551,955
14,777,026	SNAAC Auto Receivables Trust 2013-1A1	07/16/18	1.140	14,756,826
53,680,000	Springleaf Funding Trust 2013-AA1	09/15/21	2.580	53,180,669
18,058,098	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	17,991,283
12,870,000	STORE Master Funding LLC 2013-2A1	07/20/43	4.370	12,873,861
30,430,833	TAL Advantage I LLC 2012-1A1	05/20/27	3.860	30,974,389
22,410,167	Triton Container Finance LLC 2012-1A1	05/14/27	4.210	22,812,093
16,120,000	Turquoise Card Backed Securities, Plc. 2011-1A1,2	09/15/16	0.941	16,180,289
33,330,000	Turquoise Card Backed Securities, Plc. 2012-1A1,2	06/17/19	0.984	33,477,319
4,986,273	United Auto Credit Securitization Trust 2012-11	03/16/15	1.100	4,985,136
10,440,000	Utah State Board of Regents 2011-12	05/01/29	1.124	10,432,379

$ 18,350,000	Volkswagen Credit Auto Master Trust 2011-1A1,2	09/20/16	0.872	$ 18,494,286
87,853	Westlake Automobile Receivables Trust 2011-1A1	06/16/14	1.490	87,880
11,379,293	Westlake Automobile Receivables Trust 2012-1A1	03/15/16	1.030	11,389,773
6,716,241	Wheels SPV LLC 2012-11	03/20/21	1.190	6,739,634
	Total Asset Backed Securities (Identified cost $1,230,049,457)			1,238,879,646

	COLLATERALIZED MORTGAGE BACKED SECURITIES (6.1%)

31,807,000	BB-UBS Trust 2012-TFT1,2	06/05/30	3.584	30,382,237
7,510,000	Citigroup Commercial Mortgage Trust 2013-SMP1	01/12/30	2.435	7,382,135
2,085,000	Citigroup Commercial Mortgage Trust 2013-SMP1	01/12/30	2.738	2,039,956
28,321,137	Commercial Mortgage Pass Through Certificates 2013-GAM1	02/10/28	1.705	27,802,124
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM1,2	02/10/28	3.531	9,098,338
13,844,603	Commercial Mortgage Pass Through Certificates 2013-SFS1	04/12/35	1.873	13,370,079
17,740,000	GTP Acquisition Partners I LLC1	05/15/43	2.364	17,243,493
27,140,263	GTP Cellular Sites LLC1	03/15/42	3.721	27,750,756
5,780,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD1	11/13/44	3.364	6,059,844
14,860,000	SBA Tower Trust1	12/15/42	2.933	15,017,382
40,700,000	SBA Tower Trust1	04/15/43	2.240	39,934,433
15,700,000	Unison Ground Lease Funding LLC1	04/15/40	5.349	16,731,553
	Total Collateralized Mortgage Backed Securities (Identified cost $216,481,628)			212,812,330

	CORPORATE BONDS (33.5%)

	AGRICULTURE (1.0%)

14,915,000	Bunge Ltd. Finance Corp.	04/15/14	5.350	15,375,471
18,140,000	Bunge Ltd. Finance Corp.	06/15/17	3.200	18,650,641
				34,026,112
	AIRLINES (0.2%)

7,260,000	British Airways, Plc.1	12/20/21	5.625	7,459,650

	AUTO MANUFACTURERS (1.1%)

30,000,000	Daimler Finance North America LLC	11/15/13	6.500	30,485,940
9,325,000	Volkswagen International Finance NV1	03/22/15	1.625	9,433,170
				39,919,110
	BANKS (9.1%)

16,090,000	ANZ New Zealand Int'l, Ltd.1	03/24/16	1.125	16,002,454
7,229,000	Australia & New Zealand Banking Group, Ltd.	10/06/17	1.875	7,195,465
18,065,000	Bank of Montreal	07/15/16	1.300	18,129,817
9,000,000	Bank of Nova Scotia	07/15/16	1.375	9,049,167
15,840,000	Barclays Bank, Plc.	09/22/16	5.000	17,531,253
17,800,000	Canadian Imperial Bank of Commerce	07/18/16	1.350	17,879,477
11,680,000	Citigroup, Inc.	05/19/15	4.750	12,375,299
13,342,000	Comerica Bank	11/21/16	5.750	15,182,809
9,030,000	DNB Bank ASA1	04/03/17	3.200	9,405,829
3,945,087	FNBC 1993-A Pass Through Trust	01/05/18	8.080	4,356,216

$ 7,320,000	Goldman Sachs Group, Inc.	05/01/14	6.000	$ 7,607,449
2,388,000	Goldman Sachs Group, Inc.2	07/22/15	0.666	2,371,814
20,945,000	Goldman Sachs Group, Inc.	01/22/18	2.375	20,694,121
14,915,000	ING Bank NV1	09/25/15	2.000	15,083,539
21,490,000	JPMorgan Chase & Co.	07/05/16	3.150	22,538,540
15,000,000	Morgan Stanley	02/25/16	1.750	14,982,930
13,000,000	Morgan Stanley	01/09/17	5.450	14,242,527
18,000,000	National Australia Bank, Ltd.	07/25/16	1.300	18,018,000
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,811,196
43,620,000	Societe Generale SA1	01/15/14	2.500	43,920,978
14,435,000	Svenska Handelsbanken AB	04/04/17	2.875	14,940,369
				315,319,249
	BEVERAGES (0.5%)

16,380,000	PepsiCo, Inc.	01/07/19	2.250	16,370,745

	COMMERCIAL SERVICES (1.5%)

28,523,000	Experian Finance, Plc.1	06/15/17	2.375	28,235,203
2,930,000	Western Union Co.	10/01/16	5.930	3,272,183
22,290,000	Western Union Co.	12/10/17	2.875	22,438,295
				53,945,681
	COMPUTERS (0.5%)

17,543,000	Dell, Inc.	04/01/16	3.100	17,522,317

	COSMETICS / PERSONAL CARE (0.5%)

17,435,000	Avon Products, Inc.	03/15/20	4.600	17,987,602

	DIVERSIFIED FINANCIAL SERVICES (6.5%)

4,399,334	5400 Westheimer Court Depositor Corp.1	04/11/16	7.500	4,695,849
17,405,000	AA Aircraft Financing 2013-1 LLC1	11/01/19	3.596	17,405,000
11,106,612	Ahold Lease Series 2001-A-1 Pass Through Trust2	01/02/20	7.820	12,606,004
20,000,000	Air Lease Corp.	01/15/16	4.500	20,350,000
13,600,000	Air Lease Corp.	04/01/17	6.125	14,280,000
35,124,000	American Express Credit Corp.	08/20/13	7.300	35,224,033
19,385,157	Blue Wing Asset Vehicle1	01/11/23	4.500	19,482,083
20,000,000	CIC Central America Card Receivables, Ltd.	11/05/20	4.500	19,584,000
13,660,000	Doric Nimrod Air Alpha 2013-1 Pass Through Trust1	05/30/25	5.250	13,591,700
7,456,819	Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust1	11/30/24	5.125	7,419,535
17,620,000	General Motors Financial Co., Inc.1	05/15/16	2.750	17,553,925
21,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	22,099,161
20,789,000	Murray Street Investment Trust I2	03/09/17	4.647	22,232,048
				226,523,338
	ENGINEERING & CONSTRUCTION (0.3%)

10,000,000	Odebrecht Offshore Drilling Finance, Ltd.1	10/01/22	6.750	9,980,000

	FOOD (0.5%)

$ 16,805,000	Hawk Acquisition Sub, Inc.1	10/15/20	4.250	$ 16,132,800

	GAS (0.3%)

8,830,000	Sempra Energy	11/15/13	8.900	9,031,748

	HEALTHCARE-PRODUCTS (0.9%)

13,365,000	DENTSPLY International, Inc.2	08/15/13	1.775	13,369,197
19,585,000	Mallinckrodt International Finance SA1	04/15/18	3.500	19,363,082
				32,732,279
	INSURANCE (1.5%)

25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	26,198,909
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,265,518
10,000,000	MetLife, Inc.	02/06/14	2.375	10,097,810
11,050,000	Vitality Re IV, Ltd.1,2	01/09/16	2.750	11,252,215
				51,814,452
	IRON/STEEL (0.5%)

3,549,000	ArcelorMittal	02/25/15	4.250	3,651,034
13,819,000	ArcelorMittal	08/05/15	4.250	14,233,570
				17,884,604
	MINING (1.0%)

22,245,000	Anglo American Capital, Plc.1	04/08/14	9.375	23,437,822
11,630,000	Freeport-McMoRan Copper & Gold, Inc.1	03/15/18	2.375	11,019,320
				34,457,142
	OFFICE/BUSINESS EQUIPMENT (1.0%)

12,385,000	Xerox Corp.2	09/13/13	1.672	12,395,664
20,835,000	Xerox Corp.	05/15/14	8.250	22,017,282
				34,412,946
	OIL & GAS (1.3%)

12,000,000	EnCana Corp.	10/15/13	4.750	12,093,060
10,480,250	Odebrecht Drilling Norbe VIII/IX, Ltd.1	06/30/21	6.350	10,532,651
18,280,000	Petrobras Global Finance BV	05/20/16	2.000	18,085,592
5,370,000	Petroleos Mexicanos1	07/18/18	3.500	5,463,975
				46,175,278
	OIL & GAS SERVICES (0.8%)

9,600,000	Cameron International Corp.2	06/02/14	1.205	9,645,706
7,120,000	Korea National Oil Corp.1	04/03/17	3.125	7,294,404
10,629,000	Weatherford International, Ltd.	03/15/18	6.000	11,933,231
				28,873,341
	PHARMACEUTICALS (1.4%)

10,425,000	AbbVie, Inc.1	11/06/15	1.200	10,464,584
10,000,000	Mylan, Inc.1	06/24/16	1.800	9,987,170
26,765,000	Teva Pharmaceutical Finance Co. BV2	11/08/13	1.175	26,822,304
				47,274,058

	PIPELINES (0.5%)

$ 18,283,000	Williams Partners LP	02/15/15	3.800	$ 19,054,671

	REAL ESTATE (0.3%)

10,510,000	Prologis International Funding II1	02/15/20	4.875	10,369,586

	REAL ESTATE INVESTMENT TRUSTS (2.3%)

23,247,000	American Tower Corp.	04/01/15	4.625	24,328,962
22,518,000	HCP, Inc.	02/01/14	2.700	22,719,807
2,680,000	HCP, Inc.	01/30/18	6.700	3,147,239
17,375,000	ProLogis LP	08/15/17	4.500	18,635,591
10,205,000	Simon Property Group LP	05/15/14	6.750	10,528,090
				79,359,689
	Total Corporate Bonds (Identified cost $1,156,873,935)			1,166,626,398

	MUNICIPAL BONDS (2.8%)

4,250,000	California State Pollution Control Financing Authority2	11/01/38	0.850	4,241,882
4,250,000	Granite City, Illinois2	05/01/27	0.850	4,241,882
4,250,000	King George County Economic Development Authority2	06/01/23	0.850	4,251,232
1,470,000	Minnesota State Tobacco Securitization Authority	03/01/15	3.093	1,520,906
5,955,000	New Jersey State Economic Development Authority	09/01/13	2.657	5,965,600
13,045,000	New Jersey State Economic Development Authority	09/01/13	2.657	13,066,394
7,080,000	New Jersey State Economic Development Authority3	02/15/18	3.140	6,135,953
12,710,000	New Jersey State Turnpike Authority	01/01/16	4.252	13,053,806
17,300,000	Pennsylvania State Economic Development Financing Authority2	07/01/41	2.625	17,533,896
27,090,000	State of Illinois	03/01/16	4.961	28,775,269
	Total Municipal Bonds (Identified cost $98,692,594)			98,786,820

	U.S. GOVERNMENT AGENCY OBLIGATIONS (1.9%)

310,824	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	04/01/36	2.652	329,493
128,751	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/01/36	2.240	135,958
111,628	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	01/01/37	2.620	118,300
220,735	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	02/01/37	2.717	234,671
27,722,074	Federal National Mortgage Association (FNMA)	07/01/35	5.000	29,907,155
2,005,609	Federal National Mortgage Association (FNMA)	11/01/35	5.500	2,183,196
143,389	Federal National Mortgage Association (FNMA)2	07/01/36	2.729	152,512
251,311	Federal National Mortgage Association (FNMA)2	09/01/36	2.579	268,343
235,846	Federal National Mortgage Association (FNMA)2	01/01/37	2.824	251,675
1,778,248	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,937,215
18,465,073	Federal National Mortgage Association (FNMA)	08/01/37	5.500	20,221,240
8,974,938	Federal National Mortgage Association (FNMA)	06/01/40	6.500	9,976,107

$ 28,984	Government National Mortgage Association (GNMA)2	08/20/29	1.750	$ 30,080
	Total U.S. Government Agency Obligations (Identified cost $66,030,273)			65,745,945

	U.S. INFLATION LINKED DEBT (8.8%)

297,085,552	U.S. Treasury Inflation Indexed Note	04/15/17	0.125	307,019,499
	Total U.S. Inflation Linked Debt (Identified cost $317,261,795)			307,019,499

	CERTIFICATES OF DEPOSIT (8.7%)

$ 35,600,000	Bank of Montreal	08/12/13	0.170	35,600,000
34,100,000	Bank of Nova Scotia	10/04/13	0.180	34,100,000
40,500,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	08/08/13	0.190	40,500,079
40,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	09/19/13	0.200	40,000,544
56,000,000	Credit Suisse	09/09/13	0.240	56,000,000
61,500,000	DNB Bank ASA	09/20/13	0.180	61,500,000
35,550,000	Svenska Handelsbanken	08/13/13	0.190	35,550,000
	Total Certificates of Deposit (Identified cost $303,250,623)			303,250,623

	COMMERCIAL PAPER (2.3%)

81,100,000	Societe Generale North America, Inc.3,4	08/01/13	0.070	81,100,000
	Total Commercial Paper (Identified cost $81,100,000)			81,100,000

	U.S. TREASURY BILLS (0.3%)

6,800,000	U.S. Treasury Bill3	08/15/13	0.037	6,799,980
2,250,000	U.S. Treasury Bill3,4	02/06/14	0.074	2,249,172
	Total U.S. Treasury Bills (Identified cost $9,049,023)			9,049,152

TOTAL INVESTMENTS (Identified cost $3,478,789,328)5			100.0%	$ 3,483,270,413
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.0%	612,153
NET ASSETS			100.0%	$ 3,483,882,566

_____________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2013 was $ 1,530,379,367 or 43.9% of net assets.

2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2013 coupon or interest rate.
3	Coupon represents a yield to maturity.
4	Coupon represents a weighted average yield.
5
The aggregate cost for federal income tax purposes is $3,478,789,328 the aggregate gross unrealized appreciation is $27,268,397 and the aggregate gross unrealized depreciation is $22,787,312, resulting in net unrealized appreciation(depreciation) of $4,481,085.

Abbreviations:
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
July 31, 2013 (unaudited)

A. FAIR VALUE MEASUREMENTS
BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument. Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2013
Asset Backed Securities	$ –	$ 1,238,879,646	$ –	$ 1,238,879,646
Collateralized Mortgage Backed Securities	–	212,812,330	–	212,812,330
Corporate Bonds	–	1,166,626,398	–	1,166,626,398
Municipal Bonds	–	98,786,820	–	98,786,820
U.S. Government Agency Obligations	–	65,745,945	–	65,745,945
U.S. Inflation Linked Debt	–	307,019,499	–	307,019,499
Certificates of Deposit	$ –	$ 303,250,623	$ –	$ 303,250,623
Commercial Paper	–	81,100,000	–	81,100,000
U.S. Treasury Bills	–	9,049,152	–	9,049,152
Total Investments, at value	$ –	$ 3,483,270,413	$ –	$ 3,483,270,413

Other Financial Instruments, at value
Financial Futures Contracts	$ 10,702,248	$ –	$ –	$ 10,702,248
Other Financial Instruments, at value	$ 10,702,248	$ –	$ –	$ 10,702,248

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2013, based on the valuation input levels on October 31, 2012.

B. FINANCIAL FUTURES CONTRACTS.

At July 31, 2013, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	3,150	September 2013	$ 693,984,375	$ (412,502)
U.S. Treasury 5-Year Notes	6,350	September 2013	770,681,657	7,532,395
U.S. Treasury 10-Year Notes	1,440	September 2013	182,070,000	3,582,355
				$ 10,702,248

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM  2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/Radford W. Klotz
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/Radford W. Klotz
Radford W. Klotz
President - Principal Executive Officer

Date: September 27, 2013

By (Signature and Title)*

/s/Charles H. Schreiber
Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  September 27, 2013

* Print name and title of each signing officer under his or her signature.